Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Multiple Sponsored Retirement Options

Supplement Dated August 1, 2025 to the Contract Prospectus,

Initial Summary Prospectus, and Updating Summary Prospectus

each dated May 1, 2025, as amended

This supplement to the variable annuity contract prospectus (“contract prospectus”), initial summary prospectus and updating summary prospectus (“summary prospectuses”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectuses that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectuses.

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NOTICE OF IMPORTANT INFORMATION ABOUT AN
UPCOMING CLASS CHANGE

At a meeting held on May 27-29, 2025, the Board of Trustees of the Allspring Small Company Growth Fund (the “Fund”) approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares. Accordingly, effective on or about the close of business on September 12, 2025 (the “Conversion Date”), all Administrator Class shares of the Fund will automatically convert to Institutional Class shares of the same Fund. Following the Conversion Date, the Fund’s Administrator Class will be dissolved, and all references to Administrator Class are hereby removed.

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MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the contract prospectus, summary prospectuses, and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full contract prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Please retain this supplement for future reference.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.01107-25B	August 2025